Stockholders’ Equity - Schedule of Warrant Transactions (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrant Transactions [Line Items]
Number of Shares, Outstanding Beginning Balance	70,000,000	87,500,000	103,500,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.1	$ 0.091	$ 0.082
Number of Shares, Granted
Weighted Average Exercise Price, Granted
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Expired		(17,500,000)	(16,000,000)
Weighted Average Exercise Price, Expired		$ (0.055)	$ (0.03)
Number of Shares, Outstanding Ending Balance	70,000,000	70,000,000	87,500,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.1	$ 0.1	$ 0.091